Supplemental Financial Statement Data - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023
Income Tax Expense [Line Items]
Raw materials and component parts	$ 1,661	$ 1,398
Work-in-process	208	237
Finished goods	303	320
Total inventories	$ 2,172	1,955
The Flash Business of Western Digital Corporation [Member]
Income Tax Expense [Line Items]
Raw materials and component parts		1,398	$ 1,754
Work-in-process		237	182
Finished goods		320	333
Total inventories		$ 1,955	$ 2,269